Intech S&P Large Cap Diversified Alpha ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Banking - 2.5%
Bank of America Corp.	222	$11,866
Citigroup, Inc.	12,966	1,312,548
Citizens Financial Group, Inc.	47	2,391
Fifth Third Bancorp	188	7,825
Huntington Bancshares, Inc.	214	3,304
JPMorgan Chase & Co.	5,001	1,555,911
KeyCorp	697	12,260
M&T Bank Corp.	22	4,045
Regions Financial Corp.	94	2,275
Wells Fargo & Co.	3,232	281,087
		3,193,512

Banks - 0.1%
PNC Financial Services Group, Inc.	59	10,770
U.S. Bancorp	3,011	140,554
		151,324

Consumer Discretionary Products - 4.1%
Aptiv PLC(a)	193	15,652
Deckers Outdoor Corp.(a)	2,825	230,237
Ford Motor Co.	1,766	23,188
General Motors Co.	18,877	1,304,212
Hasbro, Inc.	1,674	127,743
Masco Corp.	55	3,562
Nike, Inc. - Class B	1,749	112,968
PulteGroup, Inc.	448	53,702
Ralph Lauren Corp. - Class A	505	161,428
Tapestry, Inc.	4,060	445,869
Tesla, Inc.(a)	5,936	2,710,140
		5,188,701

Consumer Discretionary Services - 0.8%
Carnival Corp.(a)	5,658	163,120
Chipotle Mexican Grill, Inc. - Class A(a)	2,503	79,320
Darden Restaurants, Inc.	14	2,522
Domino's Pizza, Inc.	403	160,579
Royal Caribbean Cruises Ltd.	1,911	548,132
Starbucks Corp.	758	61,300
		1,014,973

Consumer Staple Products - 3.0%
Altria Group, Inc.	546	30,783

Campbell's Co.	131	$3,947
Coca-Cola Co.	612	42,167
Colgate-Palmolive Co.	16,121	1,242,123
Conagra Brands, Inc.	206	3,541
General Mills, Inc.	71	3,309
Hershey Co.	10	1,696
Hormel Foods Corp.	918	19,820
Kellanova	279	23,174
Kenvue, Inc.	223	3,205
McCormick & Co., Inc.	208	13,345
Molson Coors Beverage Co. - Class B	41	1,793
PepsiCo, Inc.	2,558	373,698
Philip Morris International, Inc.	11,991	1,730,661
Procter & Gamble Co.	139	20,901
Tyson Foods, Inc. - Class A	4,280	220,035
		3,734,198

Financial Services - 6.5%
American Express Co.	2,820	1,017,259
Ameriprise Financial, Inc.	9	4,075
Bank of New York Mellon Corp.	3,594	387,900
Cboe Global Markets, Inc.	1,007	247,359
Charles Schwab Corp.	12,065	1,140,384
CME Group, Inc. - Class A	1,365	362,394
Corpay, Inc.(a)	7	1,822
FactSet Research Systems, Inc.	65	17,342
Fidelity National Information Services, Inc.	2,566	160,426
Fiserv, Inc.(a)	7,540	502,843
Franklin Resources, Inc.	217	4,906
Global Payments, Inc.	60	4,666
Goldman Sachs Group, Inc.	2,029	1,601,632
Intercontinental Exchange, Inc.	2,496	365,140
Invesco Ltd.	1,029	24,387
Jack Henry & Associates, Inc.	2,466	367,286
KKR & Co., Inc.	191	22,601
Mastercard, Inc. - Class A	1,068	589,525
Moody's Corp.	111	53,313
Morgan Stanley	505	82,820
MSCI, Inc. - Class A	16	9,417
Nasdaq, Inc.	1,590	135,929
Northern Trust Corp.	1,167	150,158
PayPal Holdings, Inc.	2,108	146,021
Raymond James Financial, Inc.	19	3,015
Robinhood Markets, Inc. - Class A(a)	1,338	196,392
S&P Global, Inc.	26	12,667
State Street Corp.	54	6,246
Synchrony Financial	6,633	493,363
T. Rowe Price Group, Inc.	48	4,921

Visa, Inc. - Class A	31	$10,563
		8,126,772

Food & Beverage - 0.0%(b)
J.M. Smucker Co.	18	1,864

Health Care - 9.2%
Abbott Laboratories, ADR	1,046	129,306
AbbVie, Inc.	51	11,120
Amgen, Inc.	1,063	317,231
Boston Scientific Corp.(a)	1,992	200,634
Bristol-Myers Squibb Co.	24,220	1,115,815
Cardinal Health, Inc.	6,416	1,223,980
Cencora, Inc.	485	163,838
Centene Corp.(a)	137	4,846
Cigna Group	490	119,761
CVS Health Corp.	1,711	133,715
DaVita, Inc.(a)	52	6,189
Dexcom, Inc.(a)	7,149	416,215
Edwards Lifesciences Corp.(a)	279	23,003
Elevance Health, Inc.	173	54,876
Eli Lilly & Co.	1,903	1,642,023
Gilead Sciences, Inc.	5,303	635,246
HCA Healthcare, Inc.	1,151	529,092
Henry Schein, Inc.(a)	829	52,393
Humana, Inc.	10	2,782
IDEXX Laboratories, Inc.(a)	1,256	790,665
Incyte Corp.(a)	34	3,178
Insulet Corp.(a)	602	188,432
Intuitive Surgical, Inc.(a)	1,001	534,814
Johnson & Johnson	645	121,821
McKesson Corp.	492	399,179
Medtronic PLC	238	21,587
Merck & Co., Inc.	2,003	172,218
Molina Healthcare, Inc.(a)	29	4,439
Pfizer, Inc.	451	11,117
Quest Diagnostics, Inc.	8	1,408
Regeneron Pharmaceuticals, Inc.	96	62,573
ResMed, Inc.	1,329	328,103
STERIS PLC	1,689	398,097
UnitedHealth Group, Inc.	860	293,742
Universal Health Services, Inc. - Class B	586	127,168
Vertex Pharmaceuticals, Inc.(a)	394	167,675
Waters Corp.(a)	69	24,122
West Pharmaceutical Services, Inc.	90	25,386
Zoetis, Inc. - Class A	8,097	1,166,697
		11,624,486

Industrial Products - 5.8%
3M Co.	8,915	$1,484,348
A.O. Smith Corp.	29	1,914
Allegion PLC	137	22,710
Axon Enterprise, Inc.(a)	277	202,828
Caterpillar, Inc.	98	56,571
Emerson Electric Co.	634	88,487
Fortive Corp.	68	3,423
GE Aerospace	2,935	906,768
GE Vernova, Inc.	1,452	849,623
Generac Holdings, Inc.(a)	55	9,241
General Dynamics Corp.	382	131,752
Honeywell International, Inc.	881	177,372
Howmet Aerospace, Inc.	606	124,806
Huntington Ingalls Industries, Inc.	9	2,898
Keysight Technologies, Inc.(a)	2,306	421,906
L3Harris Technologies, Inc.	845	244,290
Lennox International, Inc.	41	20,705
Lockheed Martin Corp.	2,452	1,206,090
Northrop Grumman Corp.	1,217	710,059
Rockwell Automation, Inc.	9	3,315
RTX Corp.	2,280	406,980
Textron, Inc.	2,070	167,277
TransDigm Group, Inc.	10	13,085
Trimble, Inc.(a)	303	24,164
Veralto Corp.	158	15,591
		7,296,203

Industrial Services - 1.5%
Cintas Corp.	54	9,897
Delta Air Lines, Inc.	9,642	553,258
EMCOR Group, Inc.	368	248,687
FedEx Corp.	887	225,138
Jacobs Solutions, Inc.	1,455	226,703
Old Dominion Freight Line, Inc.	1,886	264,832
United Airlines Holdings, Inc.(a)	1,593	149,806
United Parcel Service, Inc. - Class B	747	72,026
United Rentals, Inc.	202	175,978
W.W. Grainger, Inc.	8	7,832
		1,934,157

Insurance - 2.7%
Allstate Corp.	4,595	880,034
Aon PLC - Class A	2,662	906,890
Berkshire Hathaway, Inc. - Class B(a)	44	21,012
Brown & Brown, Inc.	116	9,250
Chubb Ltd.	39	10,801
Everest Group Ltd.	8	2,516

Progressive Corp.	2,656	$547,136
Travelers Cos., Inc.	3,692	991,745
		3,369,384

Internet Media - 0.0%(b)
VeriSign, Inc.	91	21,822

Materials - 1.7%
CF Industries Holdings, Inc.	4,944	411,786
Corteva, Inc.	15,168	931,922
Linde PLC	1,192	498,614
Newmont Corp.	3,519	284,933
Steel Dynamics, Inc.	60	9,408
		2,136,663

Media - 12.8%
Alphabet, Inc. - Class A	7,337	2,063,091
Alphabet, Inc. - Class C	5,969	1,682,183
Booking Holdings, Inc.	289	1,467,467
Comcast Corp. - Class A	9,643	268,413
DoorDash, Inc. - Class A(a)	3,762	956,940
Expedia Group, Inc. - Class A	1,019	224,180
Fox Corp. - Class A	2,261	146,174
Fox Corp. - Class B	107	6,250
GoDaddy, Inc. - Class A(a)	218	29,022
Match Group, Inc.	7,288	235,694
Meta Platforms, Inc. - Class A	8,218	5,328,140
Netflix, Inc.(a)	1,959	2,191,847
Take-Two Interactive Software, Inc.(a)	146	37,430
Uber Technologies, Inc.(a)	10,021	967,026
Walt Disney Co.	4,935	555,780
		16,159,637

Oil & Gas - 2.2%
APA Corp.	172	3,896
EOG Resources, Inc.	7,503	794,117
Exxon Mobil Corp.	649	74,220
Halliburton Co.	70	1,879
ONEOK, Inc.	16,300	1,092,100
SLB NV	3,985	143,699
Targa Resources Corp.	4,205	647,738
Williams Cos., Inc.	460	26,620
		2,784,269

Real Estate - 2.1%
American Tower Corp. - REIT	4,335	775,878
CBRE Group, Inc. - Class A(a)	6,954	1,059,998
Crown Castle, Inc. - REIT	22	1,985

Equinix, Inc. - REIT	357	$302,026
Invitation Homes, Inc. - REIT	131	3,688
Public Storage - REIT	36	10,028
Regency Centers Corp. - REIT	25	1,724
SBA Communications Corp. - Class A - REIT	1,028	196,841
Ventas, Inc. - REIT	55	4,058
VICI Properties, Inc. - REIT	7,796	233,802
Welltower, Inc. - REIT	64	11,587
		2,601,615

Renewable Energy - 0.0%(b)
First Solar, Inc.(a)	106	28,296

Retail & Wholesale - Discretionary - 4.6%
Amazon.com, Inc.(a)	17,781	4,342,476
AutoZone, Inc.(a)	19	69,814
Best Buy Co., Inc.	295	24,231
Copart, Inc.(a)	727	31,268
eBay, Inc.	1,559	126,762
Genuine Parts Co.	338	43,031
LKQ Corp.	269	8,597
Lululemon Athletica, Inc.(a)	21	3,581
O'Reilly Automotive, Inc.(a)	3,490	329,596
Pool Corp.	25	6,677
Ross Stores, Inc.	59	9,376
TJX Cos., Inc.	1,531	214,554
Tractor Supply Co.	54	2,922
Ulta Beauty, Inc.(a)	153	79,542
Williams-Sonoma, Inc.	2,461	478,271
		5,770,698

Retail & Wholesale - Staples - 1.8%
Bunge Global SA	32	3,027
Costco Wholesale Corp.	363	330,856
Dollar General Corp.	3,781	373,034
Dollar Tree, Inc.(a)	20	1,982
Kroger Co.	2,731	173,774
Sysco Corp.	8,321	618,084
Target Corp.	661	61,288
Walmart, Inc.	6,957	703,909
		2,265,954

Semiconductors - 0.5%
Micron Technology, Inc.	2,579	577,103

Software & Tech Services - 13.5%
Accenture PLC - Class A	52	13,005
Adobe, Inc.(a)	5,992	2,039,138

Fortinet, Inc.(a)	1,576	$136,214
International Business Machines Corp.	2,080	639,413
Intuit, Inc.	1,690	1,128,160
Leidos Holdings, Inc.	368	70,093
Microsoft Corp.	16,257	8,418,037
Oracle Corp.	7,362	1,933,335
Palantir Technologies, Inc. - Class A(a)	8,084	1,620,599
Palo Alto Networks, Inc.(a)	952	209,668
Salesforce, Inc.	3,028	788,521
		16,996,183

Tech Hardware & Semiconductors - 22.0%
Advanced Micro Devices, Inc.(a)	1,391	356,263
Analog Devices, Inc.	131	30,671
Apple, Inc.	22,699	6,137,129
Arista Networks, Inc.(a)	1,301	205,155
Broadcom, Inc.	11,863	4,384,921
Cisco Systems, Inc.	32,651	2,387,115
Corning, Inc.	4,670	416,004
Dell Technologies, Inc. - Class C	2,062	334,065
F5, Inc.(a)	266	67,311
Intel Corp.(a)	456	18,235
Motorola Solutions, Inc.	1,453	590,950
NetApp, Inc.	3,635	428,130
NVIDIA Corp.	56,078	11,355,234
ON Semiconductor Corp.(a)	42	2,103
QUALCOMM, Inc.	1,280	231,552
Seagate Technology Holdings PLC	1,418	362,838
Skyworks Solutions, Inc.	154	11,969
Super Micro Computer, Inc.(a)	187	9,716
Teledyne Technologies, Inc.(a)	11	5,795
Western Digital Corp.	2,122	318,746
Zebra Technologies, Corp.(a)	242	65,158
		27,719,060

Telecommunications - 0.0%(b)
AT&T, Inc.	379	9,380
Verizon Communications, Inc.	256	10,174
		19,554

Utilities - 2.2%
CenterPoint Energy, Inc.	4,029	154,069
CMS Energy Corp.	156	11,474
Consolidated Edison, Inc.	2,866	279,177
Constellation Energy Corp.	275	103,675
Duke Energy Corp.	4,528	562,830
Edison International	207	11,464
Evergy, Inc.	33	2,535

Eversource Energy	38	$2,805
Exelon Corp.	561	25,873
FirstEnergy Corp.	256	11,732
NiSource, Inc.	69	2,906
NRG Energy, Inc.	172	29,560
PG&E Corp.	68,055	1,086,158
Pinnacle West Capital Corp.	26	2,301
Southern Co.	276	25,955
Vistra Corp.	2,481	467,172
		2,779,686

TOTAL COMMON STOCKS (Cost $107,506,698)		125,496,114

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(c)	376,606	376,606

TOTAL SHORT-TERM INVESTMENTS (Cost $376,606)		376,606

TOTAL INVESTMENTS - 99.9% (Cost $107,883,304)		$125,872,720
Other Assets in Excess of Liabilities - 0.1%		105,157
TOTAL NET ASSETS - 100.0%		$125,977,877

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.